STOCKHOLDER'S EQUITY - Summary of stock options and changes during period (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Balance	4,060,000	4,060,000
Granted			4,060,000
Options exercisable	2,436,000
Options expected to vest	4,060,000
Weighted Average Exercise Price
Balance, Per Share	$ 0.40	$ 0.40
Granted, Per Share			$ 0.40
Options exercisable, Per Share	$ 0.40
Weighted Average Remaining Contractual Life (Years)
Balance, Life in Years	9 years	10 years
Granted, Life in Years			10 years
Options exercisable, Life in Years	9 years